Goodwill and Intangible Assets (Details Textual) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2011 Discontinuation of Libertas Trade name [Member]	Dec. 31, 2010 Discontinuation of Libertas Trade name [Member]	Sep. 30, 2011 Corporate and Other [Member]	Dec. 31, 2011 Trading rights [Member] years	Dec. 31, 2010 Trading rights [Member] years	Dec. 31, 2011 Customer and broker relationships [Member] years	Dec. 31, 2010 Customer and broker relationships [Member] years	Dec. 31, 2011 Trade names [Member] years	Dec. 31, 2010 Trade names [Member] years	Dec. 31, 2011 Other [Member] years	Dec. 31, 2010 Other [Member] years	Dec. 31, 2010 Libertas trade name [Member] Discontinuation of Libertas Trade name [Member]
Goodwill and Intangible Assets (Textual) [Abstract]
Writedown of assets and lease loss accrual (benefit), net	$ 2,978,000	$ 1,032,000	$ (9,704,000)	$ 945,000	$ 1,300,000	$ 300,000										$ 300,000
Goodwill written off							$ 1,000,000
Amortization period, range minimum, in years	2
Amortization period, range maximum, in years	20
Weighted average remaining life, in years	3	11
Weighted average remaining life								14	10	10	10	14	14	2	3